SLC Student Loan Trust 2010-01 Quarterly Servicing Report Distribution Date 08/25/2011 Collection Period 05/01/2011 - 07/31/2011

Page 1 of 9                                   Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2011 - 07/31/2011, Distribution Date 08/25/2011

I. Deal Parameters

A	Student Loan Portfolio Characteristics	04/30/2011	07/31/2011
	Principal Balance	$ 736,760,178.52	$ 711,458,444.61
	Interest to be Capitalized Balance	16,190,641.68	15,004,115.94
	Pool Balance	$ 752,950,820.20	$ 726,462,560.55
	Capital Interest Account Balance	$ 80,000,000.00	$ 64,000,000.00
	Special Reserve Account Balance	1,882,377.05	1,816,156.40
	Adjusted Pool (1)	$ 834,833,197.25	$ 792,278,716.95

	Weighted Average Coupon (WAC)	5.42%	5.48%
	Weighted Average Remaining Term	203.57	195.11
	Number of Loans	97,641	91,973
	Number of Borrowers	43,780	41,426
	Aggregate Outstanding Principal Balance - Tbill	$ 29,763,785.85	$ 28,538,151.07
	Aggregate Outstanding Principal Balance - Commercial Paper	$ 723,187,034.35	$ 697,924,409.48
	Pool Factor	0.940461457	0.907376710
	Since Issued Constant Prepayment Rate	3.04%	4.41%

	(1)The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2011	08/25/2011
	A	78444WAA7	$ 799,950,349.59	$ 754,388,163.52

C	Account Balances	05/25/2011		08/25/2011
	Reserve Account Balance	$ 1,882,377.05		$ 1,816,156.40
	Capitalized Interest Account Balance	$ 80,000,000.00		$ 64,000,000.00

D	Asset / Liability	05/25/2011		08/25/2011
	Adjusted Pool Balance	$ 834,833,197.25		$ 792,278,716.95
	Total Notes	$ 799,950,349.59		$ 754,388,163.52
	Difference	$ 34,882,847.66		$ 37,890,553.43

	Parity Ratio	1.04361		1.05023

Page 2 of 9                                   Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2011 - 07/31/2011, Distribution Date 08/25/2011

II. Trust Activity 05/01/2011 through 07/31/2011
A	Student Loan Principal Receipts
	Borrower Principal	4,091,114.51
	Guarantor Principal	20,016,132.85
	Consolidation Activity Principal	6,872,695.31
	Seller Principal Reimbursement	–
	Servicer Principal Reimbursement	–
	Rejected Claim Repurchased Principal	–
	Other Principal Deposits	53,516.44
	Total Principal Receipts	$ 31,033,459.11
B	Student Loan Interest Receipts
	Borrower Interest	2,337,578.57
	Guarantor Interest	1,241,908.43
	Consolidation Activity Interest	172,962.05
	Special Allowance Payments	19,909.88
	Interest Subsidy Payments	1,358,585.76
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	112,796.33
	Total Interest Receipts	$ 5,243,741.02
C	Reserves in Excess of Requirement	$ 66,220.65
D	Investment Income	$ 26,535.78
E	Funds Borrowed from Next Collection Period	$ –
F	Funds Repaid from Prior Collection Period	$ –
G	Loan Sale or Purchase Proceeds	$ –
H	Initial Deposits to Collection Account	$ –
I	Excess Transferred from Other Accounts	$ –
J	Other Deposits	$ 4,146.65
K	Funds Released from Capitalized Interest Account	16,000,000.00
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(281,976.50)
	Consolidation Loan Rebate Fees to Dept. of Education	$(1,157,337.83)
	Floor Income Rebate Fees to Dept. of Education	$(2,897,659.91)
M	AVAILABLE FUNDS	$ 48,037,128.97
N	Non-Cash Principal Activity During Collection Period	$(5,731,725.20)
O	Non-Reimbursable Losses During Collection Period	$ 545,809.73
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$ 54,810.15
Q	Aggregate Loan Substitutions	$ –

Page 3 of 9                              Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2011 - 07/31/2011, Distribution Date 08/25/2011

III. 2010 Portfolio Characteristics

		07/31/2011				04/30/2011
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM	IN SCHOOL	5.29%	5,717	$33,547,540.33	4.715%	5.45%	7,760	$47,735,552.57	6.479%
	GRACE	5.69%	2,725	$17,748,857.87	2.495%	5.52%	2,043	$11,446,320.79	1.554%
	DEFERMENT	5.17%	19,262	$132,962,834.14	18.689%	5.15%	21,268	$142,799,894.03	19.382%

REPAYMENT	CURRENT	5.12%	30,395	$261,142,853.61	36.705%	4.94%	28,379	$250,401,641.59	33.987%
	31-60 DAYS DELINQUENT	5.75%	3,551	$22,806,127.94	3.206%	5.94%	4,837	$36,169,369.28	4.909%
	61-90 DAYS DELINQUENT	5.96%	2,919	$17,810,744.85	2.503%	5.87%	2,597	$15,938,043.04	2.163%
	91-120 DAYS DELINQUENT	5.96%	2,546	$16,531,742.24	2.324%	5.75%	2,312	$13,512,671.71	1.834%
	> 120 DAYS DELINQUENT	5.95%	8,667	$47,363,552.00	6.657%	5.95%	10,370	$53,160,958.88	7.216%

	FORBEARANCE	6.03%	13,084	$147,919,754.89	20.791%	6.00%	15,230	$154,718,001.78	21.000%
	CLAIMS IN PROCESS	6.03%	3,103	$13,610,489.68	1.913%	5.97%	2,845	$10,877,724.85	1.476%
	AGED CLAIMS REJECTED	6.80%	4	$13,947.06	0.002%	0.00%	0	$0.00	0.000%

TOTAL			91,973	$711,458,444.61	100.00%		97,641	$736,760,178.52	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9                              Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2011 - 07/31/2011, Distribution Date 08/25/2011

IV. 2010-01 Portfolio Characteristics (cont’d)

	07/31/2011	04/30/2011
Pool Balance	$726,462,560.55	$752,950,820.20
Total # Loans	91,973	97,641
Total # Borrowers	41,426	43,780
Weighted Average Coupon	5.48%	5.42%
Weighted Average Remaining Term	195.11	203.57
Non-Reimbursable Losses	$545,809.73	$438,577.79
Cumulative Non-Reimbursable Losses	$1,120,925.54	$575,115.81
Since Issued Constant Prepayment Rate (CPR)	4.41%	3.04%

Loan Substitutions	$ –	$ –
Rejected Claim Repurchases	$ –	$ –
Unpaid Primary Servicing Fees	$ –	$ –
Unpaid Administration Fees	$ –	$ –
Unpaid Carryover Servicing Fees	$ –	$ –
Note Interest Shortfall	$ –	$ –
Borrower Interest Accrued	$8,609,791.22	$8,601,840.00
Interest Subsidy Payments Accrued	$1,261,752.89	$1,305,783.94
Special Allowance Payments Accrued	$13,802.85	$31,936.34

Page 5 of 9                              Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2011 - 07/31/2011, Distribution Date 08/25/2011

V. 2010-01 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	– GSL (1) Subsidized	4.82%	38,201	$124,202,365.34	17.457%
	– GSL - Unsubsidized	5.34%	28,707	137,045,391.69	19.263%
	– PLUS (2) Loans	8.24%	1,422	16,588,730.50	2.332%
	– SLS (3) Loans	3.34%	878	6,004,820.54	0.844%
	– Consolidated Loans	5.63%	22,765	427,617,136.54	60.104%
	Total	5.48%	91,973	$711,458,444.61	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	– Four Year	5.16%	54,433	$241,967,993.54	34.010%
	– Two Year	5.65%	12,619	35,599,950.44	5.004%
	– Technical	6.12%	2,150	6,249,560.21	0.878%
	– Other	5.63%	22,771	427,640,940.42	60.108%
	Total	5.48%	91,973	$711,458,444.61	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students.  The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9                               Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2011 - 07/31/2011, Distribution Date 08/25/2011

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$48,037,128.97
A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$24,000.00	$48,013,128.97
B	Primary Servicing Fee	$137,286.50	$47,875,842.47
C	Class A Noteholders' Interest Distribution Amount	$2,313,656.40	$45,562,186.07
D	Class A Noteholders' Principal Distribution Amount	$45,562,186.07	$–
E	Reserve Account Reinstatement	$–	$–
F	Additional Principal Distribution Amount	$–	$–
G	Carryover Servicing Fee	$–	$–
H	Unpaid Expenses of The Trustees + Irish Exchange	$–	$–
I	Excess Distribution Certificateholder	$–	$–

Page 7 of 9                              Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2011 - 07/31/2011, Distribution Date 08/25/2011

VII. 2010-01 Distributions

Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$799,950,349.59
Index	LIBOR
Spread/Fixed Rate	0.88%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2011
Accrual Period End	8/25/2011
Daycount Fraction	0.25555556
Interest Rate*	1.13175%
Accrued Interest Factor	0.002892250
Current Interest Due	$2,313,656.40
Interest Shortfall from Prior Period Plus Accrued Interest	$ –
Total Interest Due	$2,313,656.40
Interest Paid	$2,313,656.40
Interest Shortfall	$ –
Principal Paid	$45,562,186.07
Ending Principal Balance	$754,388,163.52
Paydown Factor	0.053289107
Ending Balance Factor	0.882325337

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www1.salliemae.com/salliemae/investor/slmtrust/extracts/slcabrate.txt

Page 8 of 9                              Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2011 - 07/31/2011, Distribution Date 08/25/2011

VIII. 2010-01 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$ 799,950,349.59
	Adjusted Pool Balance	$ 792,278,716.95
	Overcollateralization Amount	$ 55,459,510.19
	Principal Distribution Amount	$ 63,131,142.83
	Principal Distribution Amount Paid	$ 45,562,186.07

B	Reserve Account Reconciliation
	Beginning Period Balance	$ 1,882,377.05
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$ 1,882,377.05
	Required Reserve Acct Balance	$ 1,816,156.40
	Release to Collection Account	$ 66,220.65
	Ending Reserve Account Balance	$ 1,816,156.40

C	Capitalized Interest Account
	Beginning Period Balance	$ 80,000,000.00
	Transfers to Collection Account	$ 16,000,000.00
	Ending Balance	$ 64,000,000.00

Page 9 of 9                              Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2011 - 07/31/2011, Distribution Date 08/25/2011